SHARE-BASED COMPENSATION - Additional information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) shares		Dec. 31, 2019 USD ($) $ / shares	May 04, 2017 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares authorised (in shares) | shares	7,000,000	7,000,000
Granted (in shares) | shares	57,000		806,000
Expiration period	10 years
Award requisite service period	4 years
Weighted average share price, share options granted (CAD per share) | $ / shares		$ 0.96			$ 2.55
Future share-based compensation	$ 100	$ 100	$ 500		$ 500
Share-based compensation expense	2,995		3,119	[1],[2]
Deferred share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Future share-based compensation	$ 0	0
Share appreciation rights
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award requisite service period	3 years
Future share-based compensation	$ 100	$ 100	100		$ 100
Performance and restricted share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments authorized to be granted (in shares) | shares						2,200,000
Number of instruments available to be granted (in shares) | shares	1,242,155	1,242,155
Award requisite service period	3 years
Share conversion ratio	1
Performance share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award requisite service period	3 years
Share conversion ratio	1
UK performance share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares) | shares	4,568,506
Award requisite service period	3 years
Share conversion ratio	1
Minimum | Performance and restricted share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award performance adjusting factor	0.00%
Minimum | Performance share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award performance adjusting factor	0.00%
Minimum | UK performance share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award performance adjusting factor	0.00%
Maximum | Performance and restricted share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award performance adjusting factor	200.00%
Maximum | Performance share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award performance adjusting factor	200.00%
Maximum | UK performance share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award performance adjusting factor	200.00%
General and administrative expense
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense	$ 2,995		3,119
General and administrative expense | Share options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense	438		1,890
General and administrative expense | Deferred share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense	518		689
General and administrative expense | Share appreciation rights
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense	35		(52)
General and administrative expense | Performance and restricted share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense	394		592
General and administrative expense | UK performance share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense	$ 1,610		$ 0

[1]	Please refer to Note 28 for information on revised prior period comparatives.
[2]	The results of Prestea operation for the period to the date of sale, as well as the restated comparative period, have been presented as discontinued operations. Refer to Note 5.